Note 13 - Employees' Postretirement Benefits and Other Benefits, Net periodic benefit cost (Detail) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Defined- Benefits
Net periodic benefit cost includes:
Service cost-benefits earned during the period	$ 158	$ 188
Interest cost on projected benefit obligation	2,505	2,319
Expected return on plan assets	(2,238)	(1,974)
Amortization of net actuarial loss	43	47
Periodic benefit cost before employees contributions	468	580
Employees' contributions	(161)	(174)
Net periodic benefit cost	307	406
Variable Contribution
Net periodic benefit cost includes:
Service cost-benefits earned during the period	133	67
Interest cost on projected benefit obligation	34	26
Expected return on plan assets	(15)	(13)
Amortization of net actuarial loss	8	7
Periodic benefit cost before employees contributions	160	87
Employees' contributions	(10)	(20)
Net periodic benefit cost	150	67
Health Care Benefit
Net periodic benefit cost includes:
Service cost-benefits earned during the period	99	88
Interest cost on projected benefit obligation	627	588
Expected return on plan assets	0	0
Amortization of net actuarial loss	21	1
Periodic benefit cost before employees contributions	747	677
Employees' contributions	0	0
Net periodic benefit cost	$ 747	$ 677